Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Costs and expenses by nature
Schedule of costs and expenses by nature

	2021	2020	2019
Cost of sales	$68,356,654	57,707,566	51,557,351
General, selling and administrative expenses	7,127,780	6,420,397	6,116,620
	$75,484,434	64,127,963	57,673,971

Inventory consumption	$54,103,917	44,747,933	39,823,395
Wages and salaries	9,735,452	8,507,124	7,561,229
Freight	5,428,050	5,037,768	5,047,007
Maintenance	2,340,899	2,006,848	1,715,820
Other utility expenses	1,800,952	1,402,459	1,595,993
Depreciation	1,393,097	1,590,303	1,265,391
Depreciation of right-of-use assets	343,367	307,757	302,804
Leases (1)	156,612	119,592	96,825
Other	182,088	408,179	265,507
Total	$75,484,434	64,127,963	57,673,971

(1)	Leasing expense in 2021, 2020 and 2019 includes contracts classified as low value or those with terms less than twelve months.